Receivables from financial services - Schedule of receivables from financial services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables from financial services
Non-current receivables from financial services	₺ 283,932	₺ 480,570
Current receivables from financial services	8,814,916	9,348,782
Receivables from financial services	₺ 9,098,848	₺ 9,829,352